Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Deferred income tax assets:
United States									$ 636.5	$ 374.7	$ 163.7
Foreign									74.2	14.4	51.8
Income before income taxes	256.8	203.1	109.1	141.7	120.8	90.6	53.3	124.4	710.7	389.1	215.5
Current income taxes:
Federal									(8.3)	(4.5)	(0.4)
State									23.7	7.5	0.5
Foreign									7.1	10.5	9.4
Total current									22.5	13.5	9.5
Deferred income taxes:
Federal									(44.6)	129.1	55.5
State									2.6	(0.6)	1.5
Foreign									(2.3)	(5.1)	3.0
Total deferred									(44.3)	123.4	60.0
(Benefit) provision for income taxes									(21.8)	136.9	69.5
Operating Loss Carryforwards	605.8				418.4				605.8	418.4
Excess Tax Benefit from Share-based Compensation Not Yet Realized									14.2	10.3
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	28.8				4.6				28.8	4.6
Foreign Country [Member]
Deferred income taxes:
Operating Loss Carryforwards	112.0				27.3				112.0	27.3
Operating Loss Carryforwards, Valuation Allowance	$ 7.3				$ 4.2				$ 7.3	$ 4.2